As filed with the Securities and Exchange Commission on May 1, 2013

Securities Act File No. 333-29253

Investment Company Act File No. 811-08253

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Post-Effective Amendment No. 21

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 23

(Check appropriate box or boxes)

BOYAR VALUE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

35 East 21st Street

New York, New York 10010

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (614) 470-8000

Mr. Mark A. Boyar Boyar Value Fund, Inc. 590 Madison Avenue New York, New York 10022 (Name and Address of Agent for Service)
Copies to:
Mr. James P. Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788	Mr. Leonard Pierce Wilmer Cutler Pickering Hale & Dorr LLP 60 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box)

[ X] immediately upon filing pursuant to paragraph (b)

[  ] on (Date) pursuant to paragraph (b)

[     ] 60 days after filing pursuant to paragraph (a) of Rule 485

[     ] on (Date) pursuant to paragraph (a) of Rule 485

[     ] 75 days after filing pursuant to Rule 485, paragraph (a) (ii)

[     ] pursuant to Rule 485, paragraph (a) (ii)

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Boyar Value Fund, Inc. a series of the Trust.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 1st day of May, 2013.

BOYAR VALUE FUND, INC.

/s/ Andrew Rogers

 Andrew Rogers

 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE

TITLE

DATE

/s/ Mark A. Boyar*

Chairman and Chief

May 1, 2013

________________

Executive Officer

Mark A. Boyar

/s/ Andrew Rogers

President

May 1, 2013

________________

Principal Executive Officer

Andrew Rogers

/s/ Dawn Borelli

Treasurer

  May 1, 2013

_________________

Principal Executive Officer

Dawn Borelli

/s/ Henry A. Alpert*

Director

May 1, 2013

_________________

Henry A. Alpert

/s/ Richard Finkelstein*

Director

May 1, 2013

__________________

Richard Finkelstein

/s/ Jay Petschek*

Director

May 1, 2013

____________________

Jay Petschek

*By:      /s/ Emile R. Molineaux

          ----------------------

          Emile R. Molineaux

          Attorney-in-Fact– Pursuant to Powers of Attorney previously filed on April 30, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 12, and hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase